Jeremy D. Franklin VP, Associate General Counsel 8500 Andrew Carnegie Boulevard Charlotte, NC 28262 T 704-988-4101 F 704-988-1615 jeremy.franklin@nuveen.com

February 27, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 102 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Ladies and Gentlemen:

On behalf of the TIAA-CREF Funds (the “Funds”), we have attached for filing Post-Effective Amendment No. 102 to the above-captioned registration statement on Form N-1A (“Amendment No. 102”), including exhibits.

Amendment No. 102 is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 (“1933 Act”), and it is proposed to become effective on March 1, 2017. Pursuant to paragraph (b)(4) of Rule 485 under the 1933 Act, the undersigned represents that Amendment No. 102 does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

The main purpose of Amendment No. 102 is to update the Funds’ disclosure, including financial and performance information, and to make effective certain changes to the registration statement of the TIAA-CREF International Bond Fund.

If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-4101.

Sincerely,

/s/ Jeremy D. Franklin
Jeremy D. Franklin